Contract Liabilities	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

Note 8 — CONTRACT LIABILITIES

Movement in contract liabilities, consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
At the beginning	1,008,415	501,804	64,500
Receipt from the clients	2,322,300	3,647,527	465,246
Revenue recognized during the year	(2,827,605)	(3,367,280)	(429,500)
Exchange alignment	(1,306)	7,876	510
At the end	501,804	789,927	100,756

Contract liabilities represent consideration received from customers prior to satisfying related performance obligations under ASC 606. The Company’s primary performance obligations consist of product design and development services and project advisory services. Revenue is recognized over time using an input method to measure progress based on contract costs incurred.

As of March 31, 2026, the full balance of contract liabilities is expected to be recognized as revenue within twelve months after the reporting date as the Company fulfils these service obligations under the underlying customer contracts.